Summary of Significant Accounting Policies (Revenue Recognition, Contract Balances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Contract Assets	$ 0
Allowance for doubtful accounts and authorized credits	7,000,000.0	$ 4,000,000.0
Amount of revenue recognized that included in receipts in advance and deferred revenue	$ 42,600,000